LEASES - Components of Lease Expenses (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
LEASES
Amortization of right-of-use assets	¥ 145,539,290
Interest of lease liabilities	45,811,621
Expenses for short-term lease within 12 months	5,064,442
Total lease cost	¥ 196,415,353